BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Increase (decrease) in revenues from reclassification from OCI	$ (16)	$ (44)	$ (3)
Renewable Credits | Goods or services transferred at point in time
Disclosure of classes of share capital [line items]
Revenue from contracts with customers	181	157	112
Energy derivative contracts
Disclosure of classes of share capital [line items]
Increase (decrease) in revenues from reclassification from OCI	$ (30)	$ 53	$ 9